Debt securities in issue	12 Months Ended
Dec. 31, 2021
Debt securities in issue [Abstract]
Debt securities in issue
17

Debt securities in issue
Debt securities in issue relates to debentures and other issued debt securities with either fixed interest rates or
interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by
ING Group, except for subordinated items. Debt securities in issue does not include debt securities presented as
Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on
terms other than those available in the normal course of business.
Debt securities in issue – maturities
In EUR million 2021 2020
Fixed rate debt securities
Within 1 year 34,559 18,315
More than 1 year but less than 2 years 6,245 8,339
More than 2 years but less than 3 years 2,791 6,193
More than 3 years but less than 4 years 4,924 2,731
More than 4 years but less than 5 years 7,035 3,685
More than 5 years 29,843 28,706
Total fixed

rate debt securities
85,397 67,969
Floating rate debt securities
Within 1 year 3,389 8,699
More than 1 year but less than 2 years 1,534 3,050
More than 2 years but less than 3 years 137 1,526
More than 3 years but less than 4 years 194 138
More than 4 years but less than 5 years 192 91
More than 5 years 942 592
Total floating rate

debt securities
6,388 14,095
Total debt securities 91,784 82,065
In 2021 Debt securities in issue increased by EUR 9.7

billion because of liquidity and funding

needs.

Reference is made to Note 33 ‘Changes in liabilities arising from financing activities’ for further information on issuances and redemptions.